1 Corporate information (Details Narrative) R$ in Millions					12 Months Ended
	Jul. 22, 2020 BRL (R$) Number	Jun. 29, 2020 BRL (R$) Number	May 29, 2020 BRL (R$) Number	Mar. 05, 2020 BRL (R$) Number	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019
CorporateInformationLineItems [Line Items]
Number of stores | Number					184
Number of distribution centers | Number					12
Number of states and federal district | Number					22
Renegotiated debt amount					R$ 6,644
Renegotiated debt percent on gross debt					85.00%
Cost of debt					R$ 71
Discount rate applied to cash flow projections					9.80%	8.40%
Growth rate used to extrapolate cash flow projections					4.60%	4.80%
Number of properties sold | Number	4	4	4	13
Sales of property	R$ 131	R$ 206	R$ 175	R$ 532
Number of non-relevant properties sold | Number	1
Lease agreements [member]
CorporateInformationLineItems [Line Items]
Matuty terms					15 years
TRX fund [member]
CorporateInformationLineItems [Line Items]
Number of properties sold | Number	12
Sales of property	R$ 513
Companhia Brasileira de Distribuicao ("GPA") [member]
CorporateInformationLineItems [Line Items]
Description of corporate restructuring					GPA were transferred to the Company in exchange for an equivalent value of the shares of Éxito held by the Company (corresponding to 9.07% of the total outstanding shares of Éxito).
Description of exchange transaction					The Company distributed to GPA the remaining shares of Éxito held by the Company (corresponding to 87.80% of the total outstanding shares of Éxito). The Company distributed certain assets to CBD in the net amount of R$20 million.
Residual value assets					R$ 45
Intercompany receivables					140
Cash					500
Transaction amount					R$ 127
Companhia Brasileira de Distribuicao ("GPA") [member] | Bellamar Empreendimentos e Participacoes Ltda. ("Bellamar") [member]
CorporateInformationLineItems [Line Items]
Description of corporate restructuring					50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. – Crédito, Financiamento e Investimento (“FIC”), in the amount of R$769 million, see note 14.1; and five parcels of real estate (the “Real Estate Assets”), in the aggregate amount of R$146 million